SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION
15.	SEGMENT INFORMATION
The Company’s principal operating activities are engaged in the hospitality business and provision of gaming related services in Macau. The Company monitors its operations and evaluates its earnings by reviewing the assets and operations of Studio City as one operating segment. Accordingly, the Company does not present separate segment information. As of September 30, 2021 and December 31, 2020, the Company operated in one geographical area, Macau, where it derives its revenues and its long-lived assets are located.